Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of Lease Liability Balances - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 104,516	$ 137,089
Lease liability [Member]
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 104,516	$ 137,089